Pension and other post-retirement benefits - percentages of the total fair value of assets (Details) - Pension plans [member] - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of benefit plans [line items]
The percentages of the total fair value of assets	[1]	100.00%	100.00%
Related Parties [member]
Disclosure of benefit plans [line items]
Defined benefit plan assets		$ 0	$ 0
Canadian Equity Securities [member]
Disclosure of benefit plans [line items]
The percentages of the total fair value of assets		8.00%	8.00%
Global Equity Securities [member]
Disclosure of benefit plans [line items]
The percentages of the total fair value of assets		16.00%	15.00%
Canadian Fixed Income [member]
Disclosure of benefit plans [line items]
The percentages of the total fair value of assets		27.00%	26.00%
Other [member]
Disclosure of benefit plans [line items]
The percentages of the total fair value of assets	[2]	49.00%	51.00%
Description of the refundable tax account held by CRA		equal to half of the sum of the realized investment income plus employer contributions less half of the benefits paid by the plan

[1]	(a) The defined benefit plan assets contain no material amounts of related p arty assets at December 31, 2017 and 2016 respectively.
[2]

(b) Relates to the value of the refundable tax account held by the Canada Revenue Agency. The refundable total is approximately equal to half of the sum of the realized investment income plus employer contributions less half of the benefits paid by the plan .